PROPERTY, PLANT AND EQUIPMENT - Construction Commitments (Details) - Electric Plant - Construction Commitments $ in Millions	Dec. 31, 2015 USD ($)
Construction commitments
Total obligation	$ 82.8
Future commitments
2016	63.6
2017	14.3
2018	$ 4.9